Research and Development - Additional Information (Detail)	3 Months Ended
Mar. 31, 2022 USD ($)
Master Service Agreement [Member] | Parent Company [Member]
Research And Development [Line Items]
Related party charges	$ 7,336,164
Research and Development Expense [Member]
Research And Development [Line Items]
Outsourced Service	$ 8,145,863